Income and Mining Tax Expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gold Fields Arctic Platinum Oy
Income Taxes [Line Items]
Tax losses available for deduction against future income	$ 95.9	$ 101.0
Maximum number of years losses can be carried forward	10 years
Orogen Investments SA (Luxembourg)
Income Taxes [Line Items]
Tax losses available for deduction against future income	126.3	130.8
Maximum number of years losses can be carried forward	5 years
Gold Fields La Cima
Income Taxes [Line Items]
Unredeemed capital expenditure	$ 506.8	$ 507.9